SEGMENT REPORTING	12 Months Ended
Dec. 31, 2021
SEGMENT REPORTING
SEGMENT REPORTING

NOTE 27 — SEGMENT REPORTING

	Business Segments
	2021
		North America	South America	Special Steel	Eliminations and
	Brazil Operation	Operation	Operation	Operation	Adjustments	Consolidated
Net sales	34,757,720	27,838,000	6,856,766	10,980,191	(2,087,596)	78,345,081
Cost of sales	(22,496,140)	(22,416,578)	(5,332,853)	(9,427,221)	2,145,071	(57,527,721)
Gross profit	12,261,580	5,421,422	1,523,913	1,552,970	57,475	20,817,360
Selling, general and administrative expenses	(781,942)	(639,370)	(157,912)	(233,348)	(293,379)	(2,105,951)
Other operating income (expenses)	137,649	42,141	27,514	71,287	241,140	519,731
Eletrobras compulsory loan recovery	—	—	—	—	1,391,280	1,391,280
Results in operations with subsidiary and joint ventures (note 3.4)	—	—	—	—	(162,913)	(162,913)
Impairment of financial assets	7,823	(7,668)	(1,073)	1,275	—	357
Equity in earnings of unconsolidated companies	—	279,948	268,291	28,831	(13,912)	563,158
Operational income before financial income (expenses) and taxes	11,625,110	5,096,473	1,660,733	1,421,015	1,219,691	21,023,022
Financial result, net	(538,341)	(156,437)	(314,473)	(238,249)	497,046	(750,454)
Income (Loss) before taxes	11,086,769	4,940,036	1,346,260	1,182,766	1,716,737	20,272,568
Income and social contribution taxes	(2,769,495)	(1,092,146)	(377,286)	(287,292)	(187,411)	(4,713,630)
Net income (Loss)	8,317,274	3,847,890	968,974	895,474	1,529,326	15,558,938

Supplemental information:
Net sales between segments	1,352,079	70,904	16,297	648,316	—	2,087,596

Depreciation/amortization	1,330,963	627,483	213,001	487,114	—	2,658,561

Investments in associates and joint ventures	—	1,871,274	1,071,333	251,668	146,500	3,340,775
Total assets	24,835,717	22,096,314	7,113,706	13,658,147	6,110,729	73,814,613
Total liabilities	8,105,443	4,603,424	2,376,176	2,801,071	13,112,850	30,998,964

	Business Segments
	2020
		North America	South America	Special Steel	Eliminations and
	Brazil Operation	Operation	Operation	Operation	Adjustments	Consolidated
Net sales	17,752,823	17,458,318	3,831,406	6,096,471	(1,324,357)	43,814,661
Cost of sales	(14,179,991)	(16,212,757)	(3,015,189)	(5,794,666)	1,318,501	(37,884,102)
Gross profit	3,572,832	1,245,561	816,217	301,805	(5,856)	5,930,559
Selling, general and administrative expenses	(562,019)	(476,518)	(116,479)	(179,822)	(195,547)	(1,530,385)
Other operating income (expenses)	31,500	97,751	16,684	55,097	916,667	1,117,699
Impairment of non-financial assets	—	(342,355)	—	(69,570)	—	(411,925)
Impairment of financial assets	(23,177)	(36,286)	(2,436)	(2,233)	—	(64,132)
Equity in earnings of unconsolidated companies	(1,287)	23,512	99,341	8,899	22,104	152,569
Operational income before financial income (expenses) and taxes	3,017,849	511,665	813,327	114,176	737,368	5,194,385
Financial result, net	(442,972)	(206,405)	(60,787)	(215,433)	(773,110)	(1,698,707)
Income (Loss) before taxes	2,574,877	305,260	752,540	(101,257)	(35,742)	3,495,678
Income and social contribution taxes	(652,126)	(178,447)	(195,440)	13,229	(94,840)	(1,107,624)
Net income (Loss)	1,922,751	126,813	557,100	(88,028)	(130,582)	2,388,054

Supplemental information:
Net sales between segments	1,149,618	60,370	41	114,328	—	1,324,357

Depreciation/amortization	1,135,294	777,369	142,143	444,298	—	2,499,104

Investments in associates and joint ventures	10,186	908,338	976,046	231,152	145,907	2,271,629
Total assets	21,099,735	18,583,439	5,448,922	11,233,676	6,757,237	63,123,009
Total liabilities	7,469,541	5,261,820	1,360,098	1,994,575	15,951,765	32,037,799

	Business Segments
	2019
		North America	South America	Special Steel	Eliminations and
	Brazil Operation	Operation	Operation	Operation	Adjustments	Consolidated
Net sales	16,122,171	14,656,028	3,259,253	6,701,900	(1,095,342)	39,644,010
Cost of sales	(14,363,253)	(13,351,209)	(2,762,157)	(6,167,502)	1,203,395	(35,440,726)
Gross profit	1,758,918	1,304,819	497,096	534,398	108,053	4,203,284
Selling, general and administrative expenses	(539,344)	(444,326)	(119,627)	(170,170)	(156,989)	(1,430,456)
Other operating income (expenses)	295,818	44,660	17,416	35,571	55,734	449,200
Impairment of financial assets	(2,012)	(14,612)	(1,906)	(2,513)	—	(21,044)
Equity in earnings of unconsolidated companies	(828)	(110,959)	66,468	6,776	21,493	(17,050)
Operational income before financial income (expenses) and taxes	1,512,552	779,582	459,447	404,062	28,291	3,183,934
Financial result, net	(520,821)	(99,029)	(163,459)	(109,116)	(616,789)	(1,509,214)
Income (Loss) before taxes	991,731	680,553	295,988	294,946	(588,498)	1,674,720
Income and social contribution taxes	(214,400)	(188,458)	(100,341)	(60,749)	106,115	(457,833)
Net income (Loss)	777,331	492,095	195,647	234,197	(482,383)	1,216,887

Supplemental information:
Net sales between segments	920,659	62,196	—	112,487	—	1,095,342

Depreciation/amortization	1,008,713	571,015	120,462	374,105	—	2,074,295

Investments in associates and joint ventures	11,472	681,807	748,392	224,201	146,527	1,812,399
Total assets	17,195,824	15,178,053	4,562,604	8,597,180	8,469,309	54,002,970
Total liabilities	4,686,686	4,506,771	996,876	1,604,885	15,034,625	26,829,843

The main products sold in each segment are:

Brazil Operations: rebar, bars, shapes, drawn products, billets, blooms, slabs, wire rod, structural shapes and iron ore.

North America Operations: rebar, bars, wire rod, light and heavy structural shapes.

South America Operations: rebar, bars and drawn products.

Special Steel Operations: stainless steel, round, square and flat bars, wire rod.

The column of eliminations and adjustments includes the elimination of sales between segments in the context of the Consolidated Financial Statements.

The Company’s geographic information with revenues classified according to the geographical region where the products were shipped is as follows:

				Geographic Area
	Brazil	Latin America (1)	North America (2)	Consolidated
	2021	2021	2021	2021
Net sales	37,733,918	8,567,310	32,043,853	78,345,081
Total assets	31,740,469	8,959,237	33,114,907	73,814,613

				Geographic Area
	Brazil	Latin America (1)	North America (2)	Consolidated
	2020	2020	2020	2020
Net sales	18,798,384	4,996,434	20,019,843	43,814,661
Total assets	28,752,629	7,042,462	27,327,918	63,123,009

				Geographic Area
	Brazil	Latin America (1)	North America (2)	Consolidated
	2019	2019	2019	2019
Net sales	17,573,278	4,201,165	17,869,567	39,644,010
Total assets	26,124,159	5,781,527	22,097,284	54,002,970

(1) Does not include operations of Brazil

(2) Does not include operations of Mexico